Inventories (Tables)	12 Months Ended
Mar. 31, 2022
Inventory Disclosure [Abstract]
Inventories

	As of March 31,
	2022	2021

Raw materials	$16,971	$—
Work in progress	—	—
Finished goods	1,221,345	1,487,683
Inventory net	$1,238,316	$1,487,683